Derivatives and Fair Value Measurements (Details) gal in Millions, MMbtu in Millions, AUD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) gal MMbtu	Dec. 31, 2014 AUD gal MMbtu	Nov. 30, 2012 AUD
Company's foreign currency and commodity positions by Year of Maturity and Account Classification
Timing differences between the hedge settlement and the purchase transaction		Less than a day and up to a maximum of 30 days
Interest rate swaps [Member]
Company's foreign currency and commodity positions by Year of Maturity and Account Classification
Total (A$ millions) | $		$ 0.0
Foreign currency forward contracts [Member]
Company's foreign currency and commodity positions by Year of Maturity and Account Classification
Total (A$ millions)			AUD 3,191.1
2015 (A$ millions)			1,661.1
2016 (A$ millions)			1,007.0
2017 (A$ millions)			523.0
Fair Value Net Liability | $		$ (410.0)
Foreign currency forward contracts [Member] | Cash flow hedges [Member]
Company's foreign currency and commodity positions by Year of Maturity and Account Classification
Total (A$ millions)			3,191.1
Foreign currency forward contracts [Member] | Fair value hedge [Member]
Company's foreign currency and commodity positions by Year of Maturity and Account Classification
Total (A$ millions)			0.0
Foreign currency forward contracts [Member] | Economic hedge [Member]
Company's foreign currency and commodity positions by Year of Maturity and Account Classification
Total (A$ millions)			AUD 0.0
Foreign currency forward contracts [Member] | Previously monetized hedge contracts [Member]
Company's foreign currency and commodity positions by Year of Maturity and Account Classification
Total (A$ millions)				AUD 1,900.0
Diesel fuel hedge contracts [Member]
Company's foreign currency and commodity positions by Year of Maturity and Account Classification
Total (gallons/MMbtu) | gal		201.5	201.5
2015 (gallons) | gal		103.4	103.4
2016 (gallons) | gal		67.5	67.5
2017 (gallons) | gal		30.6	30.6
Fair Value Net Liability | $		$ (167.1)
Diesel fuel hedge contracts [Member] | Cash flow hedges [Member]
Company's foreign currency and commodity positions by Year of Maturity and Account Classification
Total (gallons/MMbtu) | gal		201.5	201.5
Diesel fuel hedge contracts [Member] | Fair value hedge [Member]
Company's foreign currency and commodity positions by Year of Maturity and Account Classification
Total (gallons/MMbtu) | gal		0.0	0.0
Diesel fuel hedge contracts [Member] | Economic hedge [Member]
Company's foreign currency and commodity positions by Year of Maturity and Account Classification
Total (gallons/MMbtu) | gal		0.0	0.0
Explosives hedge contracts [Member]
Company's foreign currency and commodity positions by Year of Maturity and Account Classification
Total (gallons/MMbtu) | MMbtu		0.0	0.0
Scenario, Forecast [Member] | Foreign currency forward contracts [Member]
Company's foreign currency and commodity positions by Year of Maturity and Account Classification
Net loss to be reclassified from accumulated other comprehensive loss to earnings over the next 12 months | $	$ 226.0
Scenario, Forecast [Member] | Diesel fuel hedge contracts [Member]
Company's foreign currency and commodity positions by Year of Maturity and Account Classification
Net loss to be reclassified from accumulated other comprehensive loss to earnings over the next 12 months | $	$ 100.0